Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2020-1

Collection Period	03/01/20-03/31/20
Determination Date	4/10/2020
Distribution Date	4/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228375-05.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,467,056,368.77
2.	Collections allocable to Principal		$44,294,548.64
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$272,095.03
5.	Pool Balance on the close of the last day of the related Collection Period		$1,422,489,725.10
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		87,368
7.	Initial Pool Balance		$1,553,875,032.29
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$204,181,681.19	$159,615,037.52
	b. Class A-2 Note Balance	$554,800,000.00	$554,800,000.00
	c. Class A-3 Note Balance	$490,300,000.00	$490,300,000.00
	d. Class A-4 Note Balance	$115,200,000.00	$115,200,000.00
	e. Class B Note Balance	$37,290,000.00	$37,290,000.00
	f. Class C Note Balance	$35,000,000.00	$35,000,000.00
	g. Class D Note Balance	$26,400,000.00	$26,400,000.00
	h. Note Balance (sum a - g)	$1,463,171,681.19	$1,418,605,037.52
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.7016553	0.5485053
	b. Class A-2 Note Pool Factor	1.0000000	1.0000000
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.9439878	0.9152350
10.	Overcollateralization Target Amount		$3,884,687.58
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$3,884,687.58
12.	Weighted Average Coupon		8.09%
13.	Weighted Average Original Term	months	66.32
14.	Weighted Average Remaining Term	months	59.00
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$9,317,080.16
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$9,317,080.16
16.	Principal:
	a. Collections allocable to Principal		$44,294,548.64
	b. Liquidation Proceeds allocable to Principal		$167,969.86
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$44,462,518.50

17.	Total Finance Charge and Principal Collections (15d + 16d)	$53,779,598.66
18.	Interest Income from Collection Account	$33,039.08
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$53,812,637.74
Available Funds
21.	Available Collections	$53,812,637.74
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$53,812,637.74
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$1,222,546.97
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,222,546.97
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$302,211.01
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$302,211.01
	e. Class A-2 Monthly Interest	$864,563.33
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$864,563.33
	i. Class A-3 Monthly Interest	$772,222.50
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$772,222.50
	m. Class A-4 Monthly Interest	$194,880.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$194,880.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$68,675.75
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$68,675.75
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$68,250.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$68,250.00
32.	Tertiary Principal Distributable Amount	$14,281,956.09

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$58,080.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$58,080.00
34.	Quaternary Principal Distributable Amount	$26,400,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$44,233,385.65
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$3,884,687.58
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$9,317,080.16
	b. Total Daily Deposits of Principal Collections	$44,462,518.50
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$33,039.08
	e. Total Deposits to Collection Account (sum a - d)	$53,812,637.74
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,222,546.97
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$46,895,526.26
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$5,694,564.51
	f. Total Withdrawals from Collection Account (sum a - e)	$53,812,637.74
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$302,211.01
	b. Class A-2 Interest Distribution	$864,563.33
	c. Class A-3 Interest Distribution	$772,222.50
	d. Class A-4 Interest Distribution	$194,880.00
	e. Class B Interest Distribution	$68,675.75
	f. Class C Interest Distribution	$68,250.00
	g. Class D Interest Distribution	$58,080.00
	h. Class A-1 Principal Distribution	$44,566,643.67
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$46,895,526.26
44.	Withdrawals
	a. Class A-1 Distribution	$44,868,854.68
	b. Class A-2 Distribution	$864,563.33
	c. Class A-3 Distribution	$772,222.50
	d. Class A-4 Distribution	$194,880.00
	e. Class B Distribution	$68,675.75

f. Class C Distribution	$68,250.00
g. Class D Distribution	$58,080.00
h. Total Withdrawals from Note Payment Account (sum a - g)	$46,895,526.26

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$5,694,564.51
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$5,694,564.51
Required Reserve Account Amount
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,884,687.58
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$3,884,687.58
49.	Investment Earnings	$2,691.62
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$3,887,379.20
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 53 exist	$2,691.62
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$3,884,687.58
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$1,222,546.97
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$46,895,526.26
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$5,694,564.51
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$2,691.62
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$44,868,854.68
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$864,563.33
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$772,222.50
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$194,880.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$68,675.75
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$68,250.00
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$58,080.00
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$5,694,564.51

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	920	$15,681,163.88
	b. 61 to 90 days past due	218	$4,122,103.31
	c. 91 to 120 days past due	80	$1,467,389.13
	d. 121 or more days past due	1	$52,364.04
	e. Total Past Due (sum a - d)	1,219	$21,323,020.36
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		1.4990%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	12	$272,095.03
74.	Recoveries	13	$167,969.86
75.	Net Losses (Ln 73 - Ln 74)		$104,125.17
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.0071%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	22	$483,291.68
78.	Recoveries	21	$262,429.13
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$220,862.55
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		0.0142%
81.	Average Net Loss on Defaulted Receivables		$10,039.21

Other Servicing Information

82.	Principal Balance of Receivables extended during the Collection Period		$45,890,386.87
83.	Pool Balance on the close of the last day of the preceding Collection Period		$1,467,056,368.77
84.	Ratio of extensions to pool balance (Ln 82 / Ln 83)		3.13%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 10, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer